Impairment (Tables)	6 Months Ended
Jun. 30, 2020
Impairment.
Schedule of Impairment

	Half-year to	Half-year to
	30 June	30 June
	2020	2019
	£m	£m

Impact of transfers between stages	1,236	379
Other changes in credit quality	1,952	220
Additions (repayments)	181	(56)
Methodology, model and assumption changes	56	45
Other items	200	1
	2,389	210
Total impairment charge	3,625	589

In respect of:
Loans and advances to banks	14	—
Loans and advances to customers	3,314	610
Debt securities	1	—
Due from fellow Lloyds Banking Group undertakings	1	(1)
Financial assets at amortised cost	3,330	609
Other assets	–	—
Impairment charge on drawn balances	3,330	609
Loan commitments and financial guarantees	289	(20)
Financial assets at fair value through other comprehensive income	6	—
Total impairment charge	3,625	589